Other current and non-current assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Current And Non-Current Asset [Abstract]
Prepaid maintenance expenses	€ 1.0	€ 1.2
Prepaid expense for supply of clinical materials	2.7
Upfront payment for commercial supply	0.9
Prepaid expenses for services	0.8
Prepaid expenses for clinical research organizations insurance and other services		7.2
Prepaid expenses of licenses and software	3.4	3.6
Capital gains tax receivable	€ 13.0	€ 5.9